FI - Roll-forward of net assets measured at fair value on recurring basis (Details 7) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (210)	SFr (3,864)
Transfers in, net assets/liabilities	(1,709)	(717)
Transfers out, net assets/liabilities	853	4,664
Purchases, net assets/liabilities	916	4,074
Sales, net assets/liabilities	(1,762)	(3,870)
Issuances, net assets/liabilities	(2,018)	(5,030)
Settlements, net assets/liabilities	2,303	3,056
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(97)	570
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(1,312)	560
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	4	(1)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	311	(21)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(29)	35
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(205)	243
Foreign currency translation impact, net assets/liabilities	97	(181)
Balance at beginning of period, net assets/liabilities	(2,858)	(482)
Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(232)	273
Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(582)	1,044
Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(246)	(77)
Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (1,060)	SFr 1,240